ADVISORSHARES Q PORTFOLIO BLENDED ALLOCATION ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.6%

Debt Fund – 41.7%
iShares 20+ Year Treasury Bond ETF(a)	10,469	$1,418,026
Vanguard Long-Term Bond ETF	1,712	168,016
Total Debt Fund		1,586,042

Equity Fund – 56.9%
Invesco Nasdaq Internet ETF*	1,745	402,589
Invesco QQQ Trust Series 1(a)	2,822	900,585
iShares Russell 2000 Growth ETF	563	169,316
Technology Select Sector SPDR Fund	5,220	693,268
Total Equity Fund		2,165,758
Total Exchange Traded Funds
(Cost $3,869,759)		3,751,800
MONEY MARKET FUND – 0.2%
Fidelity Investments Money Market Government Portfolio – Class I, 0.01%(b) (Cost $6,769)	6,769	6,769

Total Investments – 98.8%
(Cost $3,876,528)		3,758,569
Other Assets in Excess of Liabilities – 1.2%		45,717
Net Assets – 100.0%		$3,804,286

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,300,421; the aggregate market value of the collateral held by the fund is $2,274,372. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,274,372.
(b)	Rate shown reflects the 7-day yield as of March 31, 2021.

ADVISORSHARES Q PORTFOLIO BLENDED ALLOCATION ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,751,800	$–	$–	$3,751,800
Money Market Fund	6,769	–	–	6,769
Total	$3,758,569	$–	$–	$3,758,569

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	41.7%
Equity Fund	56.9
Money Market Fund	0.2
Total Investments	98.8
Other Assets in Excess of Liabilities	1.2
Net Assets	100.0%